Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation
(a) Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).
Certain prior period balances have been reclassified to conform to the current period presentation in the consolidated financial statements and the accompanying notes.
All dollar amounts are in thousands, unless otherwise noted. Share and per share amounts are presented on a post-conversion basis for all periods presented, unless otherwise noted.

Principles of Consolidation
(a) Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. Intercompany accounts and transactions have been eliminated.

Comprehensive Loss
(b) Comprehensive Loss
Comprehensive loss includes all changes in equity during a period from non-owner
sources. Other comprehensive income is comprised of currency translation adjustments relating to the Company’s equity method investment whose functional currency is not the U.S. dollar.

Use of Estimates
(c) Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenue and expenses during the reporting period. The Company’s most significant estimates and judgments involve valuation of the Company’s stock-based compensation, including the fair value of common stock and market-based restricted stock units, the valuation of warrant liabilities, the valuation of the redeemable convertible preferred stock tranche liability, estimates related to the Company’s lease assumptions, and contingent liabilities, including litigation reserves. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates.

Segment Information
(d) Segment Information
Under ASC 280,
Segment Reporting
, operating segments are defined as components of an enterprise where discrete financial information is available that is evaluated regularly by the chief operating decision-maker (“
CODM
”), in deciding how to allocate resources and in assessing performance. The Company has two components, the Truck business unit and Energy business unit. The Truck business unit is developing and commercializing hydrogen-electric and battery-electric semi-trucks that provide environmentally friendly, cost effective solutions to the trucking sector. The Energy business unit is developing and constructing a network of hydrogen fueling stations to meet hydrogen fuel demand for its customers. To date, the Company has not entered into production for the above-mentioned business units. Therefore, the Company’s chief executive officer, who is also the CODM, makes decisions and manages the Company’s operations as a single operating and reportable segment for purposes of allocating resources and evaluating financial performance.

Concentration of Credit Risk
(e) Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash, cash equivalents, and restricted cash and cash equivalents. The Company’s cash is placed with high-credit-quality financial institutions and issuers, and at times exceeds federally insured limits. The Company limits its concentration of risk in cash equivalents by diversifying its investments among a variety of industries and issuers. The Company has not experienced any credit loss relating to its cash equivalents.

Concentration of Supplier Risk
(f) Concentration of Supplier Risk
The Company is not currently in the production stage and generally utilizes suppliers for outside development and engineering support. The Company does not believe that there is any significant supplier concentration risk during the years ended December 31, 2020, 2019, or 2018.

Cash, Cash Equivalents and Restricted Cash and Cash Equivalents
(h) Cash, Cash Equivalents and Restricted Cash and Cash Equivalents
The Company considers all highly liquid investments purchased with a remaining maturity of three
months or less to be cash equivalents. Additionally, the Company considers investments in money market funds with a floating net asset value to be cash equivalents. As of December
31
,
2020
and
2019
the Company had $
840.9
 million and $
85.7
 million of cash and cash equivalents, which included cash equivalents of $
827.1
 million and $
73.0
 million highly liquid investments at December
31
,
2020
and
2019
, respectively.
As of December 31, 2020 and 2019, the Company had $4.1 million in an escrow account related to the securitization of the term loan with JP Morgan Chase included in restricted cash and cash equivalents. Additionally, as of December 31, 2020 and 2019, the Company had $4.0 million and zero, respectively, included in non-current
restricted cash and cash equivalents for the required deposit to Pinal Land Holdings, LLC (“PLH”) during construction of the manufacturing facility in Coolidge, Arizona. Further, as of December 31, 2020 and 2019, the Company had $0.3 million and zero, respectively, in refundable customer deposits included in current restricted cash and cash equivalents.
The reconciliation of cash and cash equivalents and restricted cash and cash equivalents to amounts presented in the consolidated statements of cash flows are as follows:

	As of December 31,
	2020	2019
Cash and cash equivalents	$840,913	$85,688
Restricted cash—current	4,365	—
Restricted cash and cash equivalents—non-current	4,000	4,144

Cash, cash equivalents and restricted cash and cash equivalents	$849,278	$89,832

Investments
(j) Investments
Variable Interest Entities
The Company may enter into investments in entities that are considered variable interest entities (“VIE”) under ASC 810. A VIE is an entity that has either insufficient equity to permit the entity to finance its activities without additional subordinated financial support or equity investors who lack the characteristics of a controlling financial interest. If the Company is a primary beneficiary of a VIE, it is required to consolidate the entity. To determine if the Company is the primary beneficiary of a VIE, the Company evaluates whether it has both the power to direct the activities that most significantly impact the VIE’s economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the Company. If the Company is not the primary beneficiary and an ownership interest is held in the entity, the interest is accounted for under the equity method of accounting. The Company continuously assesses whether it is the primary beneficiary of a VIE as changes to existing relationships or future transactions may result in changing conclusions.
Equity Method
Investments in which the Company can exercise significant influence, but do not control, are accounted for using the equity method and are presented on the consolidated balance sheets. The Company’s share of the net earnings or losses of the investee is presented within the consolidated statements of operations. The Company evaluates its equity method investments whenever events or changes in circumstance indicate that the carrying amounts of such investments may be impaired. If a decline in the value of an equity method investment is determined to be other than temporary, a loss is recorded in earnings in the current period. Distributions received from equity method investees are presented in the consolidated statements of cash flows based on the cumulative earnings approach, whereby distributions received from equity method investments are classified as cash flows from operations to the extent of equity earnings and then as cash flows
from investing activities thereafter. Refer to Note 7,
Investments
,
for further discussion.

Property and Equipment
(k) Property and Equipment
Property and equipment is stated at cost less accumulated depreciation. Repair and maintenance costs are expensed as incurred. Depreciation is recorded on a straight-line basis over each asset’s estimated useful life.

Property and Equipment	Useful life
Machinery and equipment	5 - 20 years
Furniture and fixtures	7 years
Leasehold improvements	Shorter of useful life or lease term
Software	3 years
Building	12 years

Leases
(l) Leases
The Company determines if an arrangement is or contains a lease at inception. This determination depends on whether the arrangement conveys the right to control the use of an explicitly or implicitly identified asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed if the Company obtains the right to direct the use of and obtains substantially all of the economic benefits from using the underlying asset. The Company classifies leases with contractual terms greater than 12 months as either operating or finance.

Goodwill and Intangible Assets
(m) Goodwill
The Company records goodwill when consideration paid in a purchase acquisition exceeds the fair value of the net tangible assets and the identified intangible assets acquired. Goodwill is not amortized, but rather is tested for impairment annually or more frequently if facts and circumstances warrant a review. The Company has determined that there is a single reporting unit for the purpose of the goodwill impairment test, which is performed annually. For purposes of assessing the impairment of goodwill, the Company performs a qualitative analysis on December 31, each year to determine if events or changes in circumstances indicate the fair value of the reporting unit is less than its carrying value.
Factors considered which could trigger a further impairment review include, but are not limited to, significant under-performance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets, the Company’s overall business strategy, and significant industry or macroeconomic trends. If the qualitative analysis indicates that the carrying value of the asset may not be recoverable based on the existence of one or more of the above indicators, recoverability is determined by comparing the carrying amount of the asset to net future undiscounted cash flows that the asset is expected to generate. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair-market value of the asset.
There was no impairment of goodwill for the years ended December 31, 2020, 2019 and 2018.
(n) Intangible Assets with Indefinite Useful Lives
The Company’s prior acquisitions have resulted in value assigned to in-process
R&D related to the Company’s Powersports business unit.
In-process
R&D has an indefinite useful life until completion or abandonment of the associated R&D efforts. If abandoned, the assets would be impaired. If the activities are completed, a determination is made regarding the useful lives of the assets and the methods of amortization.
The Company is required to test its
in-process
R&D assets for impairment annually using the guidance for indefinite-lived intangible assets. The Company’s impairment evaluation consists of first assessing qualitative factors to determine whether events and circumstances indicate that it is more likely than not that the in-process
R&D asset is impaired. Factors considered which could trigger a further impairment review include, but are not limited to, significant under-performance relative to historical or projected future operating results, significant changes in the manner of use of the acquired assets, the Company’s overall business strategy, and significant industry or macroeconomic trends. If it is more likely than not that the asset is impaired, the Company determines the fair value of the in-process
R&D asset and records an impairment charge if the carrying amount exceeds the fair value.
During the fourth quarter of 2020, the Company ceased operations related to the Powersports business unit in order to focus on the Company’s primary mission of commercial production of semi-trucks and construction of hydrogen fueling stations. All employees in the Powersports business unit were transferred to the Truck and Energy business units within the Company. As a result, the Company recorded impairment expense related to its in-process
R&D during 2020. There was no impairment of indefinite-lived intangible assets for the years ended December 31, 2019 and 2018. See Note 6,
Intangible Assets, Net
, for further discussion.
For intangible assets acquired in a
non-monetary
exchange, the estimated fair value of the shares transferred are used to establish their recorded values.
External costs incurred to renew or extend the term of the identifiable intangible assets are capitalized and amortized over the estimated useful life.

Long-Lived Assets and Finite Lived Intangibles
(o) Long-Lived Assets and Finite Lived Intangibles
The Company has finite lived intangible assets consisting of licenses and tradenames. These assets are amortized on a straight-line basis over their estimated remaining economic lives. Trademarks are amortized over twelve years
and included in research and development expense, or selling, general, and administrative expense within the consolidated statements of operations. Licenses are amortized over five
to
seven years
and included in selling, general, and administrative expense within the consolidated statements of operations.
The Company reviews its long-lived assets and finite lived intangibles for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The events and circumstances the Company monitors and considers include significant decreases in the market price of similar assets, significant adverse changes to the extent and manner in which the asset is used, an adverse change in legal factors or business climate, an accumulation of costs that exceed the estimated cost to acquire or develop a similar asset, and continuing losses that exceed forecasted costs. The Company assesses the recoverability of these assets by comparing the carrying amount of such assets or asset group to the future undiscounted cash flow it expects the assets or asset group to generate. The Company recognizes an impairment loss if the sum of the expected long-term undiscounted cash flows that the long-lived asset is expected to generate is less than the carrying amount of the long-lived asset being evaluated. An impairment charge would then be recognized equal to the amount by which the carrying amount exceeds the fair value of the asset.
During the fourth quarter of 2020, the Company ceased use of its Powersports business unit and recorded an impairment charge for certain of its long-lived assets and finite lived intangibles related to the Powersports business unit for the year ended December 31, 2020. There was no impairment of long-lived assets for the years ended December 31, 2019 and 2018. See Note 4,
Balance Sheet Components
, and Note 6,
Intangible Assets, Net
, for further discussion.

Income Taxes
(p) Income Taxes
The Company accounts for income taxes using the asset and liability method, under which deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis.
A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. Due to the Company’s lack of earnings history, the net deferred tax assets have been fully offset by a valuation allowance as of December 31, 2020 and 2019. Uncertain tax positions taken or expected to be taken in a tax return are accounted for using the more likely than not threshold for financial statement recognition and measurement.

Stock-based Compensation
(q) Stock-based Compensation
The Company recognizes the cost of share-based awards granted to employees and directors based on the estimated grant-date fair value of the awards. Cost is recognized on a straight-line basis over the service period, which is generally the vesting period of the award. The Company recognizes stock-based compensation cost and reverses previously recognized costs for unvested awards in the period forfeitures occur. The Company determines the fair value of stock options using the Black-Scholes option pricing model, which is impacted by the fair value of common stock, expected price volatility of common stock, expected term, risk-free interest rates, and expected dividend yield. The fair value of restricted stock unit (“RSU”) awards is determined using the closing price of the Company’s common stock on the grant date. The fair value of market based RSU awards (“Market Based RSUs”) is determined using a Monte Carlo simulation model that utilizes significant assumptions, including volatility, that determine the probability of satisfying the market condition stipulated in the award to calculate the fair value of the award.

Redeemable Convertible Preferred Stock Warrant Liability
(r) Redeemable Convertible Preferred Stock Warrant Liability
The Company has issued freestanding warrants to purchase shares of its Series A redeemable convertible preferred stock that are classified outside of permanent equity. As such these warrants were recorded at fair value, and subject to remeasurement at each balance sheet date until the earlier of the exercise of the warrants or the completion of a liquidation event, including the completion of an initial public offering. Upon exercise, the redeemable convertible preferred stock warrant liability was reclassified to additional paid-in
capital.

Revenue Recognition
(s) Revenue Recognition
To date, the Company’s revenues are derived from solar installation services, which are generally completed in less than one year. Solar installation projects are not part of the Company’s primary operations and were concluded in 2020.
The Company’s customer contracts contain a single performance obligation, which is the solar installation service. The transaction price in the Company’s customer contracts is fixed. Revenue for solar installation contracts is generally recognized over time as the services are rendered to the customer based on the extent of progress towards completion of the performance obligation. Under this method, progress of contracts is measured by actual costs incurred in relation to the Company’s best estimate of total estimated costs, which are reviewed and updated routinely for contracts in progress. The cumulative effect of any change in estimate is recorded in the period when the change in estimate is determined.
(t) Cost of Solar Revenues
Cost of solar revenues includes materials, labor, and other direct costs related to solar installation projects. The Company recognizes cost of solar revenues in the period that revenues are recognized. Solar installation projects are not part of the Company’s primary operations and were concluded in 2020.

Research and Development Expense
(u) Research and Development Expense
Research and development expense consist of outsourced engineering services, allocated facilities costs, depreciation, internal engineering and development expenses, materials, labor and stock-based compensation related to development of the Company’s products and services. Research and development costs are expensed as incurred.

Selling, General, and Administrative Expenses
(v) Selling, General, and Administrative Expense
Selling, general, and administrative expense consist of personnel costs, allocated facilities expenses, depreciation and amortization, travel, and advertising costs.

Advertising Expense	Advertising expense is expensed as incurred and was $0.7 million, $2.5 million and $0.2 million for the years ended December 31, 2020, 2019, and 2018, respectively.
Other Income (Expense)
(w) Other Income (Expense)
Other income (expense) consist of grant income
received from the government, foreign currency gains and losses, and unrealized gains and losses on investments. Grant income is recognized as income over the periods necessary to match the income on a systematic basis to the costs that it is intended to compensate. For the year ended December 31, 2020, the Company recognized $0.8 million of foreign currency losses. For the years ended December 31, 2019 and 2018, foreign currency gains and losses were immaterial.

Net Loss Per Share
(x) Net Loss Per Share
Basic net loss per share of common stock attributable to common shareholders is calculated by dividing net loss attributable to common shareholders by the weighted-average shares of common stock outstanding for the period.
As the Company has reported losses for all periods presented, all potentially dilutive securities including stock options, restricted stock units and warrants, are antidilutive and accordingly, basic net loss per share equals diluted net loss per share.

Recent Accounting Pronouncements
(y) Recent Accounting Pronouncements
In December 2020, the Financial Accounting Standards Board (“FASB”) issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
, which is intended to simplify various aspects related to accounting for income taxes. The pronouncement is effective for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2020, with early adoption permitted. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements and does not expect it to have a material impact on the consolidated financial statements.
In January 2020, the FASB issued ASU
No.
2020
-01,
Investments—Equity Securities (Topic 321), Investments—Equity Method and Joint Ventures (Topic 323), and Derivative and Hedging (Topic 815)
, which addresses accounting for the transition into and out of the equity method and provides clarification of the interaction of rules for equity securities, the equity method of accounting, and forward contracts and purchase options on certain types of securities. ASU
2020-01
is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. The Company is currently in the process of evaluating the effects of this pronouncement on the Company’s consolidated financial statements and does not expect it to have a material impact on the consolidated financial statements.
(z) Recently Adopted Accounting Pronouncements
In February 2016, the FASB issued ASU
2016-02,
Leases (Topic 842)
, to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. In July 2018, ASU
2018-10,
Codification Improvements to Topic 842, Leases
, was issued to provide more detailed guidance and additional clarification for implementing ASU
2016-02.
Furthermore, in July 2018, the FASB issued ASU
2018-11,
Leases (Topic 842): Targeted Improvements
, which provides an optional transition method in addition to the existing modified retrospective transition method by allowing a cumulative effect adjustment to the opening balance of retained earnings in the period of adoption.
Until December 31, 2020, the Company was an emerging growth company as defined by the JOBS Act and previously disclosed that these amendments would become effective for interim and annual periods beginning January 1, 2021. However, this ASU instead became effective for the Company in this Annual Report on Form
10-K
for the fiscal year ended December 31, 2020, with an effective date of January 1, 2020, as it no longer qualifies as an emerging growth company as of December 31, 2020. The adoption of this standard resulted in the recognition of a finance lease asset and finance lease liability of $34.8 million and $16.0 million, respectively. In addition, the Company recognized a $0.8 million cumulative effect adjustment to accumulated deficit driven by derecognition of net assets and lease obligations of $32.4 million and $12.8 million, respectively, related to the Company’s lease that was previously classified as build-to-suit.
The adoption of this standard did not have a material impact on the consolidated statements of operations nor the consolidated statements of cash flows. See Note 5,
Leases
, for further discussion of the adoption of ASC 842 and related disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments
, which, together with subsequent amendments, amends

the requirement on the measurement and recognition of expected credit losses for financial assets held. The Company adopted the ASU in the current period and the ASU did not have a material impact on the consolidated financial statements.